Document and Entity Information	Dec. 22, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 22, 2021
Entity Registrant Name	TRIPLE-S MANAGEMENT CORPORATION
Entity Incorporation, State or Country Code	PR
Entity File Number	001-33865
Entity Tax Identification Number	66-0555678
Entity Address, Address Line One	1441 F.D. Roosevelt Avenue
Entity Address, City or Town	San Juan
Entity Address, Country	PR
Entity Address, Postal Zip Code	00920
City Area Code	787
Local Phone Number	749-4949
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001171662
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	GTS
Security Exchange Name	NYSE